INCOME TAX	9 Months Ended
Sep. 30, 2024
INCOME TAX
INCOME TAX
15.	INCOME TAX

The statutory income tax rate for the Company’s PRC subsidiaries, VIEs and VIEs’ subsidiaries is 25% for the nine months ended September 30, 2023 and 2024. The effective income tax rate for the nine months ended September 30, 2023 and 2024 was (57.9%) and 38.2%, respectively. The effective income tax rate for the nine months ended September 30, 2023 and 2024 differs from the PRC statutory income tax rate of 25% primarily due to the effect of changes in valuation allowance.